Expense Example - FidelityPuritanFund-RetailPRO - FidelityPuritanFund-RetailPRO - Fidelity Puritan Fund - Fidelity Puritan Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604